Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Fidelity Advisor Strategic Dividend & Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Dividend & Income® Fund
Class Name	Fidelity Advisor® Strategic Dividend & Income® Fund Class M
Trading Symbol	FTSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.18%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•The 12-month period ending November 30 provided a favorable backdrop for risk assets, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the U.S. Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection among dividend-paying equities detracted most from the fund's result. Picks in the information technology sector particularly detracted.
•Investment among real estate investment trusts also hurt, especially a significant underweight in the regional malls category and a notable overweight in the lagging industrial segment.
•On the positive side, positioning in the convertible securities asset class added value. Security selection in the category notably contributed, especially a modest overweight in software company MicroStrategy, whose large bitcoin portfolio drove the security's gain this period. Well-timed shifts in the fund's convertibles allocation, which moved from an underweight at the start of the reporting period to an overweight as of November 30, also helped.
•Other notable relative contributors were an average underweight and favorable security selection in preferred stocks, as well as picks and out-of-benchmark exposure to strong-performing master limited partnerships and infrastructure equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,532 $10,371 $11,786 $12,058 $13,404 $14,579 $17,006 $16,616 $16,787 $20,536 Fidelity Strategic Dividend & Income Composite Index℠ $10,000 $10,202 $11,109 $12,928 $13,535 $15,259 $16,163 $18,695 $18,059 $18,142 $22,340 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 18.05% 8.13% 7.46% Class M (without 3.50% sales charge) 22.33% 8.91% 7.84% Fidelity Strategic Dividend & Income Composite Index℠ 23.14% 7.92% 8.37% S&P 500® Index 33.89% 15.77% 13.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,550,094,343
Holdings Count | shares	596
Advisory Fees Paid, Amount	$ 31,732,958
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$5,550,094,343
Number of Holdings	596
Total Advisory Fee	$31,732,958
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Real Estate 16.9 Financials 16.6 Information Technology 12.8 Industrials 9.2 Consumer Staples 7.9 Utilities 7.8 Energy 7.6 Health Care 7.4 Consumer Discretionary 6.5 Communication Services 3.9 Materials 1.9 Dividend-Paying Equities 49.9 Convertibles 18.3 REITs 15.0 Preferred Stock 13.3 Global Infrastructure Equities 3.1 MLPs 0.5 Commodity Equities 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 92.7 Canada 2.5 United Kingdom 1.0 Taiwan 1.0 China 0.7 Ireland 0.5 France 0.5 Korea (South) 0.4 Japan 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 2.8 Procter & Gamble Co/The 2.6 Coca-Cola Co/The 1.8 Equinix Inc 1.8 Eaton Corp PLC 1.6 Prologis Inc 1.5 Johnson & Johnson 1.5 Cisco Systems Inc 1.4 McDonald's Corp 1.4 JPMorgan Chase & Co 1.4 17.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Strategic Dividend & Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Dividend & Income® Fund
Class Name	Fidelity® Strategic Dividend & Income® Fund
Trading Symbol	FSDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Dividend & Income® Fund	$ 72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•The 12-month period ending November 30 provided a favorable backdrop for risk assets, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the U.S. Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection among dividend-paying equities detracted most from the fund's result. Picks in the information technology sector particularly detracted.
•Investment among real estate investment trusts also hurt, especially a significant underweight in the regional malls category and a notable overweight in the lagging industrial segment.
•On the positive side, positioning in the convertible securities asset class added value. Security selection in the category notably contributed, especially a modest overweight in software company MicroStrategy, whose large bitcoin portfolio drove the security's gain this period. Well-timed shifts in the fund's convertibles allocation, which moved from an underweight at the start of the reporting period to an overweight as of November 30, also helped.
•Other notable relative contributors were an average underweight and favorable security selection in preferred stocks, as well as picks and out-of-benchmark exposure to strong-performing master limited partnerships and infrastructure equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Fidelity® Strategic Dividend & Income® Fund $10,000 $9,932 $10,865 $12,408 $12,753 $14,260 $15,593 $18,290 $17,963 $18,242 $22,429 Fidelity Strategic Dividend & Income Composite Index℠ $10,000 $10,202 $11,109 $12,928 $13,535 $15,259 $16,163 $18,695 $18,059 $18,142 $22,340 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Strategic Dividend & Income® Fund 22.95% 9.48% 8.41% Fidelity Strategic Dividend & Income Composite Index℠ 23.14% 7.92% 8.37% S&P 500® Index 33.89% 15.77% 13.35% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,550,094,343
Holdings Count | shares	596
Advisory Fees Paid, Amount	$ 31,732,958
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$5,550,094,343
Number of Holdings	596
Total Advisory Fee	$31,732,958
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Real Estate 16.9 Financials 16.6 Information Technology 12.8 Industrials 9.2 Consumer Staples 7.9 Utilities 7.8 Energy 7.6 Health Care 7.4 Consumer Discretionary 6.5 Communication Services 3.9 Materials 1.9 Dividend-Paying Equities 49.9 Convertibles 18.3 REITs 15.0 Preferred Stock 13.3 Global Infrastructure Equities 3.1 MLPs 0.5 Commodity Equities 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 92.7 Canada 2.5 United Kingdom 1.0 Taiwan 1.0 China 0.7 Ireland 0.5 France 0.5 Korea (South) 0.4 Japan 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 2.8 Procter & Gamble Co/The 2.6 Coca-Cola Co/The 1.8 Equinix Inc 1.8 Eaton Corp PLC 1.6 Prologis Inc 1.5 Johnson & Johnson 1.5 Cisco Systems Inc 1.4 McDonald's Corp 1.4 JPMorgan Chase & Co 1.4 17.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Strategic Dividend & Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Dividend & Income® Fund
Class Name	Fidelity Advisor® Strategic Dividend & Income® Fund Class I
Trading Symbol	FSIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•The 12-month period ending November 30 provided a favorable backdrop for risk assets, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the U.S. Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection among dividend-paying equities detracted most from the fund's result. Picks in the information technology sector particularly detracted.
•Investment among real estate investment trusts also hurt, especially a significant underweight in the regional malls category and a notable overweight in the lagging industrial segment.
•On the positive side, positioning in the convertible securities asset class added value. Security selection in the category notably contributed, especially a modest overweight in software company MicroStrategy, whose large bitcoin portfolio drove the security's gain this period. Well-timed shifts in the fund's convertibles allocation, which moved from an underweight at the start of the reporting period to an overweight as of November 30, also helped.
•Other notable relative contributors were an average underweight and favorable security selection in preferred stocks, as well as picks and out-of-benchmark exposure to strong-performing master limited partnerships and infrastructure equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class I $10,000 $9,931 $10,864 $12,403 $12,745 $14,253 $15,576 $18,263 $17,928 $18,203 $22,377 Fidelity Strategic Dividend & Income Composite Index℠ $10,000 $10,202 $11,109 $12,928 $13,535 $15,259 $16,163 $18,695 $18,059 $18,142 $22,340 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 22.93% 9.44% 8.39% Fidelity Strategic Dividend & Income Composite Index℠ 23.14% 7.92% 8.37% S&P 500® Index 33.89% 15.77% 13.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,550,094,343
Holdings Count | shares	596
Advisory Fees Paid, Amount	$ 31,732,958
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$5,550,094,343
Number of Holdings	596
Total Advisory Fee	$31,732,958
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Real Estate 16.9 Financials 16.6 Information Technology 12.8 Industrials 9.2 Consumer Staples 7.9 Utilities 7.8 Energy 7.6 Health Care 7.4 Consumer Discretionary 6.5 Communication Services 3.9 Materials 1.9 Dividend-Paying Equities 49.9 Convertibles 18.3 REITs 15.0 Preferred Stock 13.3 Global Infrastructure Equities 3.1 MLPs 0.5 Commodity Equities 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 92.7 Canada 2.5 United Kingdom 1.0 Taiwan 1.0 China 0.7 Ireland 0.5 France 0.5 Korea (South) 0.4 Japan 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 2.8 Procter & Gamble Co/The 2.6 Coca-Cola Co/The 1.8 Equinix Inc 1.8 Eaton Corp PLC 1.6 Prologis Inc 1.5 Johnson & Johnson 1.5 Cisco Systems Inc 1.4 McDonald's Corp 1.4 JPMorgan Chase & Co 1.4 17.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Strategic Dividend & Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Dividend & Income® Fund
Class Name	Fidelity Advisor® Strategic Dividend & Income® Fund Class C
Trading Symbol	FCSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 185	1.67%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•The 12-month period ending November 30 provided a favorable backdrop for risk assets, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the U.S. Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection among dividend-paying equities detracted most from the fund's result. Picks in the information technology sector particularly detracted.
•Investment among real estate investment trusts also hurt, especially a significant underweight in the regional malls category and a notable overweight in the lagging industrial segment.
•On the positive side, positioning in the convertible securities asset class added value. Security selection in the category notably contributed, especially a modest overweight in software company MicroStrategy, whose large bitcoin portfolio drove the security's gain this period. Well-timed shifts in the fund's convertibles allocation, which moved from an underweight at the start of the reporting period to an overweight as of November 30, also helped.
•Other notable relative contributors were an average underweight and favorable security selection in preferred stocks, as well as picks and out-of-benchmark exposure to strong-performing master limited partnerships and infrastructure equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class C $10,000 $9,835 $10,643 $12,032 $12,244 $13,543 $14,657 $17,019 $16,534 $16,745 $20,534 Fidelity Strategic Dividend & Income Composite Index℠ $10,000 $10,202 $11,109 $12,928 $13,535 $15,259 $16,163 $18,695 $18,059 $18,142 $22,340 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 20.68% 8.36% 7.46% Class C 21.68% 8.36% 7.46% Fidelity Strategic Dividend & Income Composite Index℠ 23.14% 7.92% 8.37% S&P 500® Index 33.89% 15.77% 13.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,550,094,343
Holdings Count | shares	596
Advisory Fees Paid, Amount	$ 31,732,958
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$5,550,094,343
Number of Holdings	596
Total Advisory Fee	$31,732,958
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Real Estate 16.9 Financials 16.6 Information Technology 12.8 Industrials 9.2 Consumer Staples 7.9 Utilities 7.8 Energy 7.6 Health Care 7.4 Consumer Discretionary 6.5 Communication Services 3.9 Materials 1.9 Dividend-Paying Equities 49.9 Convertibles 18.3 REITs 15.0 Preferred Stock 13.3 Global Infrastructure Equities 3.1 MLPs 0.5 Commodity Equities 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 92.7 Canada 2.5 United Kingdom 1.0 Taiwan 1.0 China 0.7 Ireland 0.5 France 0.5 Korea (South) 0.4 Japan 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 2.8 Procter & Gamble Co/The 2.6 Coca-Cola Co/The 1.8 Equinix Inc 1.8 Eaton Corp PLC 1.6 Prologis Inc 1.5 Johnson & Johnson 1.5 Cisco Systems Inc 1.4 McDonald's Corp 1.4 JPMorgan Chase & Co 1.4 17.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Strategic Dividend & Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Dividend & Income® Fund
Class Name	Fidelity Advisor® Strategic Dividend & Income® Fund Class Z
Trading Symbol	FIQWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 63	0.56%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•The 12-month period ending November 30 provided a favorable backdrop for risk assets, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the U.S. Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection among dividend-paying equities detracted most from the fund's result. Picks in the information technology sector particularly detracted.
•Investment among real estate investment trusts also hurt, especially a significant underweight in the regional malls category and a notable overweight in the lagging industrial segment.
•On the positive side, positioning in the convertible securities asset class added value. Security selection in the category notably contributed, especially a modest overweight in software company MicroStrategy, whose large bitcoin portfolio drove the security's gain this period. Well-timed shifts in the fund's convertibles allocation, which moved from an underweight at the start of the reporting period to an overweight as of November 30, also helped.
•Other notable relative contributors were an average underweight and favorable security selection in preferred stocks, as well as picks and out-of-benchmark exposure to strong-performing master limited partnerships and infrastructure equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through November 30, 2024. Initial investment of $10,000. Class Z $10,000 $9,843 $11,015 $12,053 $14,150 $13,910 $14,141 Fidelity Strategic Dividend & Income Composite Index℠ $10,000 $9,864 $11,121 $11,780 $13,625 $13,161 $13,222 S&P 500® Index $10,000 $9,475 $11,002 $12,922 $16,530 $15,008 $17,085 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 23.08% 9.58% 9.40% Fidelity Strategic Dividend & Income Composite Index℠ 23.14% 7.92% 8.22% S&P 500® Index 33.89% 15.77% 14.36% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,550,094,343
Holdings Count | shares	596
Advisory Fees Paid, Amount	$ 31,732,958
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$5,550,094,343
Number of Holdings	596
Total Advisory Fee	$31,732,958
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Real Estate 16.9 Financials 16.6 Information Technology 12.8 Industrials 9.2 Consumer Staples 7.9 Utilities 7.8 Energy 7.6 Health Care 7.4 Consumer Discretionary 6.5 Communication Services 3.9 Materials 1.9 Dividend-Paying Equities 49.9 Convertibles 18.3 REITs 15.0 Preferred Stock 13.3 Global Infrastructure Equities 3.1 MLPs 0.5 Commodity Equities 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 92.7 Canada 2.5 United Kingdom 1.0 Taiwan 1.0 China 0.7 Ireland 0.5 France 0.5 Korea (South) 0.4 Japan 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 2.8 Procter & Gamble Co/The 2.6 Coca-Cola Co/The 1.8 Equinix Inc 1.8 Eaton Corp PLC 1.6 Prologis Inc 1.5 Johnson & Johnson 1.5 Cisco Systems Inc 1.4 McDonald's Corp 1.4 JPMorgan Chase & Co 1.4 17.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Strategic Dividend & Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Dividend & Income® Fund
Class Name	Fidelity Advisor® Strategic Dividend & Income® Fund Class A
Trading Symbol	FASDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 104	0.93%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•The 12-month period ending November 30 provided a favorable backdrop for risk assets, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the U.S. Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection among dividend-paying equities detracted most from the fund's result. Picks in the information technology sector particularly detracted.
•Investment among real estate investment trusts also hurt, especially a significant underweight in the regional malls category and a notable overweight in the lagging industrial segment.
•On the positive side, positioning in the convertible securities asset class added value. Security selection in the category notably contributed, especially a modest overweight in software company MicroStrategy, whose large bitcoin portfolio drove the security's gain this period. Well-timed shifts in the fund's convertibles allocation, which moved from an underweight at the start of the reporting period to an overweight as of November 30, also helped.
•Other notable relative contributors were an average underweight and favorable security selection in preferred stocks, as well as picks and out-of-benchmark exposure to strong-performing master limited partnerships and infrastructure equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,335 $10,182 $11,604 $11,894 $13,254 $14,452 $16,907 $16,554 $16,765 $20,559 Fidelity Strategic Dividend & Income Composite Index℠ $10,000 $10,202 $11,109 $12,928 $13,535 $15,259 $16,163 $18,695 $18,059 $18,142 $22,340 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 15.57% 7.89% 7.47% Class A (without 5.75% sales charge) 22.63% 9.18% 8.11% Fidelity Strategic Dividend & Income Composite Index℠ 23.14% 7.92% 8.37% S&P 500® Index 33.89% 15.77% 13.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,550,094,343
Holdings Count | shares	596
Advisory Fees Paid, Amount	$ 31,732,958
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$5,550,094,343
Number of Holdings	596
Total Advisory Fee	$31,732,958
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Real Estate 16.9 Financials 16.6 Information Technology 12.8 Industrials 9.2 Consumer Staples 7.9 Utilities 7.8 Energy 7.6 Health Care 7.4 Consumer Discretionary 6.5 Communication Services 3.9 Materials 1.9 Dividend-Paying Equities 49.9 Convertibles 18.3 REITs 15.0 Preferred Stock 13.3 Global Infrastructure Equities 3.1 MLPs 0.5 Commodity Equities 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 92.7 Canada 2.5 United Kingdom 1.0 Taiwan 1.0 China 0.7 Ireland 0.5 France 0.5 Korea (South) 0.4 Japan 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 2.8 Procter & Gamble Co/The 2.6 Coca-Cola Co/The 1.8 Equinix Inc 1.8 Eaton Corp PLC 1.6 Prologis Inc 1.5 Johnson & Johnson 1.5 Cisco Systems Inc 1.4 McDonald's Corp 1.4 JPMorgan Chase & Co 1.4 17.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec